COLUMBIA FUNDS TRUST I (formerly named LIBERTY FUNDS TRUST I)
Columbia High Yield Opportunity Fund (formerly named Liberty High Yield Securities Fund)
Columbia Strategic Income Fund (formerly named Liberty Strategic Income Fund) Columbia Tax-Managed Aggressive Growth Fund (formerly named Liberty Tax-Managed Aggressive Growth Fund)
Columbia Tax-Managed Growth Fund (formerly named Liberty Tax-Managed Growth
Fund)
Columbia Tax-Managed Growth Fund II (formerly named Liberty Tax-Managed
Growth Fund II) Columbia
Tax-Managed Value Fund (formerly named Liberty Tax-Managed Value Fund)

COLUMBIA FUNDS TRUST III (formerly named LIBERTY FUNDS TRUST III)
Columbia Contrarian Income Fund (formerly named Liberty Contrarian Income Fund) Columbia Corporate Bond Fund (formerly named Liberty Corporate Bond Fund) Columbia Federal Securities Fund (formerly named Liberty Federal Securities
Fund)
Columbia Intermediate Government Income Fund (formerly named Liberty Intermediate Government Income Fund)
Columbia Liberty Fund (formerly named The Liberty Fund)
Columbia Mid Cap Value Fund (formerly named Liberty Select Value Fund)
Columbia Quality Plus Bond Fund (formerly named Liberty Quality Plus Bond Fund)

COLUMBIA Funds Trust IV (formerly named LIBERTY FUNDS TRUST IV)
Columbia Tax-Exempt Fund (formerly named Liberty Tax-Exempt Fund)
Columbia Tax-Exempt Insured Fund (formerly named Liberty Tax-Exempt Insured
Fund)
Columbia Utilities  Fund (formerly named Liberty Utilities Fund)

COLUMBIA Funds Trust V (formerly named LIBERTY FUNDS TRUST V)
Columbia California Tax-Exempt Fund (formerly named Liberty California Tax-Exempt Fund)
Columbia Connecticut Tax-Exempt Fund (formerly named Liberty Connecticut Tax-Exempt Fund)
Columbia Massachusetts Tax-Exempt Fund (formerly named Liberty Massachusetts Tax-Exempt Fund)
Columbia New York Tax-Exempt Fund (formerly named Liberty New York Tax-Exempt
Fund)
Columbia Large Company Index Fund (formerly named Liberty Large Company
Index Fund)
Columbia Small Company Index Fund (formerly named Liberty Small Company Index
Fund)
Columbia U.S. Treasury Index Fund (formerly named Liberty U.S. Treasury Index
Fund)
Columbia Intermediate Tax-Exempt Bond Fund (formerly named Liberty Intermediate Tax-Exempt Bond Fund)
Columbia Connecticut Intermediate Municipal Bond Fund (formerly named Liberty Connecticut Intermediate Municipal Bond Fund)
Columbia Florida Intermediate Municipal Bond Fund (formerly named Liberty Florida Intermediate Municipal Bond Fund)
Columbia Massachusetts Intermediate Municipal Bond Fund (formerly named Liberty Massachusetts Intermediate Municipal Bond Fund)
Columbia New Jersey Intermediate Municipal Bond Fund (formerly named Liberty New Jersey Intermediate Municipal Bond Fund)
Columbia New York Intermediate Municipal Bond Fund (formerly named Liberty
New York Intermediate Municipal Bond Fund)
Columbia Pennsylvania Intermediate Municipal Bond Fund (formerly named Liberty Pennsylvania Intermediate Municipal Bond Fund)
Columbia Rhode Island Intermediate Municipal Bond Fund (formerly named Liberty Rhode Island Intermediate Municipal Bond Fund)

COLUMBIA FUNDS TRUST VI (formerly named LIBERTY FUNDS TRUST VI)
Columbia Growth & Income Fund (formerly named Liberty Growth & Income Fund) Columbia Small Cap Value Fund (formerly named Liberty Small-Cap Value Fund)



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COLUMBIA FUNDS TRUST VIII (formerly named LIBERTY-STEIN ROE FUNDS INCOME TRUST)
Columbia Income Fund (formerly named Liberty Income Fund)
Columbia Intermediate Bond Fund (formerly named Liberty Intermediate Bond Fund)

COLUMBIA FUNDS TRUST IX (formerly named LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST) Columbia High Yield Municipal Fund (formerly named Liberty High-Yield Municipal
Fund)
Columbia Managed Municipals Fund (formerly named Liberty Managed Municipals
Fund)

COLUMBIA FUNDS TRUST XI (formerly named LIBERTY - STEIN ROE FUNDS INVESTMENT TRUST)
Columbia Young Investor Fund (formerly named Liberty Young Investor Fund) Columbia Growth Stock Fund (formerly named Liberty Growth Stock Fund) Columbia Asset Allocation Fund (formerly named Liberty Asset Allocation Fund) Columbia Large Cap Core Fund (formerly named Liberty Large-Cap Core Fund) Columbia Large Cap Growth Fund (formerly named Liberty Equity Growth Fund) Columbia Disciplined Value Fund (formerly named Liberty Equity Value Fund) Columbia Dividend Income Fund (formerly named Liberty Strategic Equity Fund) Columbia Small Cap Fund (formerly named Liberty Small Cap Fund)
Columbia Small Company Equity Fund (formerly named Liberty Small Company Equity Fund)

COLUMBIA FLOATING RATE FUND (formerly named LIBERTY FLOATING RATE FUND)

COLUMBIA FLOATING RATE ADVANTAGE FUND (formerly named LIBERTY FLOATING RATE
     ADVANTAGE FUND)

                          (collectively, the "Funds")

             Supplement to Statements of Additional Information
                  (Replacing Supplement dated March 13, 2003)


The Funds' Statements of Additional Information are revised as follows:

The following sub-heading and paragraph are added to the section entitled "Programs for Reducing or Eliminating Sales Charges" in the Statement of Additional Information for the above-listed funds.

NAV Transfer Program. Investors who have previously purchased shares of other investment companies offered by another mutual fund complex within the last 48 months and have been charged either a front-end load or other sales charge (i.e.
CDSC) on such purchases may invest the proceeds of redemptions of those shares in Class A shares of the Funds, without incurring an additional sales charge. This NAV transfer program is limited to redemption proceeds of less than $1 million. The purchase of Class A shares of the Funds from the proceeds of those redemptions which were previously subject to an upfront-sales load must be made within 60 days from the date of the redemption (12 months in the case of redemption proceeds that paid a CDSC). This NAV transfer program shall be available for purchases by eligible investors through participating FSFs by December 31, 2003. Class A shares may be subject to a 12b-1 distribution and service fee.





G-35/480Q-1103                                               November 19, 2003


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